Segment Information - Geographic (Details) $ in Millions	2 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended
	Feb. 22, 2022 USD ($)	Jun. 30, 2023 USD ($) rig	Jun. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($) rig	Dec. 31, 2022 USD ($)
Revenues from External Customers and Long-Lived Assets [Line Items]
Total operating revenues	$ 169	$ 414	$ 253	$ 346	$ 680
Drilling units		$ 2,678			$ 2,678	$ 1,668
Number of jack-up rigs leased to joint ventures | rig		3			3
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Total operating revenues	20	$ 133	43	56	$ 190
Drilling units		934			934	275
Brazil
Revenues from External Customers and Long-Lived Assets [Line Items]
Total operating revenues	19	85	25	41	167
Drilling units		715			715	714
Angola
Revenues from External Customers and Long-Lived Assets [Line Items]
Total operating revenues	43	65	72	97	128
Norway
Revenues from External Customers and Long-Lived Assets [Line Items]
Total operating revenues	78	58	72	106	110
Drilling units		417			417	312
Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Total operating revenues	0	0	29	29	0
Qatar
Revenues from External Customers and Long-Lived Assets [Line Items]
Drilling units		0			0	144
Other
Revenues from External Customers and Long-Lived Assets [Line Items]
Total operating revenues	$ 9	73	$ 12	$ 17	85
Drilling units		$ 612			$ 612	$ 223